Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 12,170,053	$ 12,691,359
Less: accumulated depreciation	4,283,474	3,860,391
Property and equipment, net	7,886,579	8,830,968
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,085,838	9,334,723
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,114,970	2,171,273
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	600,435	671,618
Energy Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	228,578	234,997
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41,023	42,175
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	99,209	101,995
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 134,578